CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 1,408,211	$ 1,702,310
Investment securities	89,874	0
Bank deposits with original maturities over three months	9,884	210,840
Restricted cash	45,412	39,152
Accounts receivable, net	176,544	225,438
Amounts due from affiliated companies	2,377	1,103
Inventories	34,988	32,600
Prepaid expenses and other current assets	77,503	68,111
Total current assets	1,844,793	2,279,554
PROPERTY AND EQUIPMENT, NET	5,730,760	5,655,823
GAMING SUBCONCESSION, NET	256,083	313,320
INTANGIBLE ASSETS	4,220	4,220
GOODWILL	81,915	81,915
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	189,645	194,911
RESTRICTED CASH	130	130
DEFERRED TAX ASSETS	11	152
LAND USE RIGHTS, NET	787,499	810,316
TOTAL ASSETS	8,895,056	9,340,341
CURRENT LIABILITIES
Accounts payable	16,041	17,434
Accrued expenses and other current liabilities	1,563,585	1,369,943
Income tax payable	3,179	7,422
Capital lease obligations, due within one year	33,387	30,730
Current portion of long-term debt, net	51,032	50,583
Amounts due to affiliated companies	16,790	3,028
Total current liabilities	1,684,014	1,479,140
LONG-TERM DEBT, NET	3,506,530	3,669,692
OTHER LONG-TERM LIABILITIES	48,087	49,287
DEFERRED TAX LIABILITIES	53,994	56,451
CAPITAL LEASE OBLIGATIONS, DUE AFTER ONE YEAR	265,896	262,357
AMOUNT DUE TO AN AFFILIATED COMPANY	919	0
COMMITMENTS AND CONTINGENCIES (Note 21)
SHAREHOLDERS' EQUITY
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,478,429,243 and 1,475,924,523 shares issued; 1,469,414,231 and 1,465,100,753 shares outstanding, respectively	14,784	14,759
Treasury shares, at cost; 9,015,012 and 10,823,770 shares, respectively	(90)	(108)
Additional paid-in capital	3,671,805	2,783,062
Accumulated other comprehensive losses	(26,610)	(24,768)
(Accumulated losses) retained earnings	(772,338)	570,925
Total Melco Resorts & Entertainment Limited shareholders' equity	2,887,551	3,343,870
Noncontrolling interests	448,065	479,544
Total equity	3,335,616	3,823,414
TOTAL LIABILITIES AND EQUITY	$ 8,895,056	$ 9,340,341